Payments, by Project - 12 months ended Dec. 31, 2024 - USD ($)	Taxes	Royalties	Fees	Dividends	Total Payments
Total	$ 15,774,951	$ 9,263,384	$ 420,913	$ 184,000	$ 25,643,248
Blanket Mine [Member]
Total	14,828,907	9,080,914	180,923	$ 184,000	24,274,744
Caledonia Holdings Zimbabwe (Private) Limited [Member]
Total	160,000				160,000
Bilboes (Oxide mine) [Member]
Total	167,877	$ 182,470	173,915		524,262
Motapa [Member]
Total			$ 66,075		66,075
Caledonia Mining South Africa Proprietary Limited [Member]
Total	$ 618,167				$ 618,167